Fair Value Measurements (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Fair Value Measurements
Schedule of financial assets and financial liabilities measured at fair value on a recurring basis

	As of September 30, 2012
	Level 1	Level 2	Level 3	Total

Assets
Marketable Securities
Domestic corporate debt securities (1)	$—	$1,757	$—	$1,757
Domestic corporate commercial paper (1)	—	12,998	—	12,998
Stock dividend asset (2)	—	—	2,682	2,682
	$—	$14,755	$2,682	$17,437

Liabilities
Warrant liability (2)	$—	$—	$849	$849
Other liability (2)	—	—	21,092	21,092
	$—	$—	$21,941	$21,941

(1)         Fair value is based upon quoted prices for similar instruments in active markets, quoted prices for identical or similar instruments in markets that are not active and model-based valuation techniques for which all significant assumptions are observable in the market or can be corroborated by observable market data for substantially the full term of the assets.  Inputs are obtained from various sources include market participants, dealers and brokers.

(2)         Fair value is determined using the probability-weighted expected return model (“PWERM”), as discussed below.  Changes in the fair value of the Level 3  assets and liabilities are recorded as other income (expense) in the condensed statement of operations.

	December 31, 2011
	Level 1	Level 2	Level 3	Total

Assets
Cash and cash equivalents	$5,003	$—	$—	$5,003
Money market	20,125	—	—	20,125
Marketable securities:
Domestic corporate debt securities	—	10,254	—	10,254
Domestic orporate commercial paper	—	18,998	—	18,998
U.S. government securities	—	2,328	—	2,328
Stock dividend asset	—	—	3,379	3,379

	$25,128	$31,580	$3,379	$60,087

	December 31, 2011
	Level 1	Level 2	Level 3	Total

Liabilities
Warrant liability	$—	$—	$450	$450
Other liability	—	—	10,470	10,470

	$—	$—	$10,920	$10,920

	December 31, 2010
	Level 1	Level 2	Level 3	Total

Assets
Cash and cash equivalents	$10,582	$—	$—	$10,582
Marketable securities:
Domestic corporate debt securities	—	5,020	—	5,020
Domestic corporate commercial paper	—	2,949	—	2,949

	$10,582	$7,969	$—	$18,551

Rollforward of fair value of assets determined by Level 3 inputs
Balance at December 31, 2011	$3,379
Expense recognized	(1,361)
Change in fair value	664
Balance at September 30, 2012	$2,682

Balance at January 1, 2011	$—
Additions	3,482
Change in fair value	(103)

Balance at September 30, 2011	$3,379

Fair value of liabilities determined by Level 3 inputs
Balance at December 31, 2011	$10,920
Additions	8,591
Change in fair value	2,430
Balance at September 30, 2012	$21,941

Balance at January 1, 2011	$—
Additions	10,759
Change in fair value	161

Balance at September 30, 2011	$10,920